Net financial income (loss) - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial instruments by type of interest rate [line items]
Foreign exchange gains	€ 2,459	€ 2,511
Interest costs	2,602	€ 2,960
Conditional advances and loans from Government and Public Authorities
Disclosure of financial instruments by type of interest rate [line items]
Accumulated fixed interest expense accrual	842
Accumulated variable interest expense accrual	1,657
EIB loan | Conditional advances and loans from Government and Public Authorities
Disclosure of financial instruments by type of interest rate [line items]
Accumulated fixed interest expense accrual	826
Accumulated variable interest expense accrual	€ 1,657